UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               ---
This Amendment (Check only one.):               [ ] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Coordinating Investment Fiduciary of Raytheon Company Employee
           Benefit Plans
Address:   870 Winter Street
           Waltham, MA 02451


Form 13F File Number: 28-14339


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paula Sasso
Title:  Manager, Operations
Phone:  781-522-5168

Signature,  Place,  and  Date  of  Signing:

/s/ Paula Sasso                    Waltham, MA                        2/23/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Explanatory Note:

The purpose of this amendment is to provide notification that on February 14, 2011, a third-party filer inadvertently submitted the original Form 13F-HR under the incorrect CIK code 0001047122. Please disregard the submission assigned SEC Accession No. 0001140361-11-009142.

The filing was subsequently filed under the correct CIK code 0001512998 for Coordinating Investment Fiduciary of Raytheon Company Employee Benefit Plans and assigned SEC Accession No. 0001140361-11-009399.


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)